Intangible Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Oct. 29, 2010	Aug. 31, 2007
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period	10 years
Intellectual property protection period	20 years
Description of discount rate assumptions	13.9%, in line with industry standards for biotechnological companies and WACC used by Equity Research companies following the Group
Sales revenue growth rate		25.00%
Horizon discovery agreement [member]
Disclosure of detailed information about intangible assets [line items]
CAR-T Therapies acquired	€ 1.0
CorQuest LLC [member]
Disclosure of detailed information about intangible assets [line items]
Fair value of intellectual rights assets	€ 1.5
CorQuest LLC [member]
Disclosure of detailed information about intangible assets [line items]
Description of key assumptions	The recoverable amount has been calculated based on the fair value less costs to sell model, which requires the use of assumptions. The calculations use cash flow projections based on 12-year period business plan based on probability of success of CYAD-01 and CYAD-101 product candidates as well as extrapolations of projected cash flows resulting from the future expected sales associated with CYAD-01 and CYAD-101. CGU recoverable value, determined accordingly, exceeds its carrying amount.
Period over which management has projected cash flows	12 years
Impairment loss on intangible assets and goodwill	€ 0.0
C-Cure [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of impairment allowances carry forward	100.00%
HeartXs assets [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of impairment allowances carry forward	100.00%
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period	20 years
Intangible assets			€ 2.3	€ 9.5
Impairment loss on intangible assets	€ 6.0
Patents 1 [member] | CorQuest LLC [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period	18 years
Impairment loss on intangible assets	€ 1.2
Bottom of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period	3 years
Top of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period	5 years